Financial Risk Factors and Risk Management - Equity Price Exposure and Equity Price Sensitivity (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Marketable equity investments | Equity Price
Financial Risk Factors and Risk Management
Downward shift, assets (in percent)			8.00%
Equity Price Risk for investments in equity securities
Financial Risk Factors and Risk Management
Equity price risk	€ 6,574	€ 6,401	€ 4,967
Equity Price Risk for investments in equity securities | Marketable equity investments | Equity Price
Financial Risk Factors and Risk Management
Upward shift, assets (in percent)	8.00%	10.00%
Downward shift, assets (in percent)	8.00%	10.00%	22.00%
Upward shift, assets	€ 526	€ 640	€ 1,093
Downward shift, assets	€ (526)	€ (640)	€ (1,093)